Acquisitions (Details) - USD ($) $ in Thousands	1 Months Ended			12 Months Ended
	Dec. 31, 2013	May. 31, 2013	Aug. 31, 2011	Dec. 31, 2013	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2012
Allocation of consideration
Goodwill	$ 47,343			$ 47,343	$ 52,862	$ 51,478	$ 15,159
Weibo Interactive
Acquisitions
Remaining equity interest acquired (as a percent)		45.00%
Equity interest percentage acquired accounted for under the equity method of accounting (as a percent)			55.00%
Consideration for acquisition of equity interest accounted for under the equity method of accounting			$ 5,300
Equity interest previously held (as a percent)		55.00%
Remeasurement gain upon obtaining control		$ 3,100
Allocation of consideration
Cash consideration for the remaining 45% equity interest		4,635
Fair value of previously held equity interest		5,445
Total consideration		10,080
Tangible assets		98
Identifiable intangible assets acquired		3,560
Liabilities assumed		(1,095)
Goodwill		7,517
Total consideration		$ 10,080
Percentage of equity interest transferred to Weibo Cayman subsidiary (as a percent)	100.00%
Consideration for transfer of equity interest to subsidiary of Weibo Cayman	$ 10,100
Weibo Interactive | Minimum
Acquisitions
Estimated useful life of identifiable intangible assets acquired		2 years
Weibo Interactive | Maximum
Acquisitions
Estimated useful life of identifiable intangible assets acquired		5 years
Weibo Interactive | Customer list
Allocation of consideration
Identifiable intangible assets acquired		$ 2,100
Weibo Interactive | Game platform technology
Allocation of consideration
Identifiable intangible assets acquired		1,000
Weibo Interactive | Non-compete agreement
Allocation of consideration
Identifiable intangible assets acquired		$ 500
All Sure
Acquisitions
Equity interest previously held (as a percent)	35.00%			35.00%
Consideration for amount accounted for under the cost method of accounting	$ 21,300			$ 21,300
Loan receivable from All Sure	$ 14,600			14,600
Percentage of equity interest redeemed (as a percent)	35.00%
Exchange of shares (as a percent)	100.00%
Remeasurement loss upon obtaining control	$ 600
Allocation of consideration
Consideration	14,631
Fair value of previously held equity interest	20,703
Non-controlling interests	1,678
Total consideration	37,012
Tangible assets	7,438			7,438
Identifiable intangible assets acquired	7,200			7,200
Liabilities assumed	(2,293)			(2,293)
Goodwill	24,667			24,667
Total consideration	$ 37,012			37,012
Unaudited pro forma combined and consolidated financial information
Net revenues				666,973
Net income				27,605
Amortization of identifiable intangible assets net of tax				800
All Sure | Core technology
Acquisitions
Estimated useful life of identifiable intangible assets acquired	5 years
Allocation of consideration
Identifiable intangible assets acquired	$ 3,600			3,600
All Sure | Trademark and domain names
Acquisitions
Estimated useful life of identifiable intangible assets acquired	10 years
Allocation of consideration
Identifiable intangible assets acquired	$ 3,600			$ 3,600